Intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Accumulated	Net book
2013	Cost	amortization	value

Marketing rights	$15,830	$199	$15,631
Trade name	1,131	14	1,117
Patents	4,179	2,858	1,321

	$21,140	$3,071	$18,069

		Accumulated	Net book
2012	Cost	amortization	value

Patents	$4,032	$2,526	$1,506

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated aggregate amortization expense for intangible assets held at December 31, 2013, for each of the five succeeding years is expected as follows:

2014	$2,002
2015	1,962
2016	1,875
2017	1,857
2018	1,825

$9,521